LOANS	12 Months Ended
Dec. 31, 2014
Loans Receivable, Net [Abstract]
LOANS
NOTE E - LOANS

Loans typically provide higher yields than the other types of earning assets, and thus one of the Company's goals is for loans to be the largest category of the Company's earning assets. At December 31, 2014 and December 31, 2013, respectively, loans accounted for 71.3% and 68.1% of earning assets. The Company controls and mitigates the inherent credit and liquidity risks through the composition of its loan portfolio.

The following table shows the composition of the loan portfolio by category:

	December 31, 2014		December 31, 2013
	Amount	Percent of Total	Amount	Percent of Total
	(Dollars in thousands)
Mortgage loans held for sale	$2,103	0.3%	$3,680	0.6%
Commercial, financial and agricultural	106,109	15.0	81,792	14.0
Real Estate:
Mortgage-commercial	238,602	33.8	212,388	36.4
Mortgage-residential	256,406	36.3	202,343	34.7
Construction	84,935	12.0	67,287	11.5
Consumer and other	18,480	2.6	15,812	2.8
Total loans	706,635	100%	583,302	100%
Allowance for loan losses	(6,095)		(5,728)
Net loans	$700,540		$577,574

In the context of this discussion, a "real estate mortgage loan" is defined as any loan, other than a loan for construction purposes, secured by real estate, regardless of the purpose of the loan. The Company follows the common practice of financial institutions in the Company’s market area of obtaining a security interest in real estate whenever possible, in addition to any other available collateral. This collateral is taken to reinforce the likelihood of the ultimate repayment of the loan and tends to increase the magnitude of the real estate loan portfolio component. Generally, the Company limits its loan-to-value ratio to 80%. Management attempts to maintain a conservative philosophy regarding its underwriting guidelines and believes it will reduce the risk elements of its loan portfolio through strategies that diversify the lending mix.

Loans held for sale consist of mortgage loans originated by the Bank and sold into the secondary market. Commitments from investors to purchase the loans are obtained upon origination.

Activity in the allowance for loan losses for December 31, 2014 and 2013 was as follows:

(In thousands)

	2014	2013

Balance at beginning of period	$5,728	$4,727
Loans charged-off:
Real Estate	(1,203)	(457)
Installment and Other	(167)	(197)
Commercial, Financial and Agriculture	(89)	(105)
Total	(1,459)	(759)
Recoveries on loans previously charged-off:
Real Estate	325	600
Installment and Other	68	66
Commercial, Financial and Agriculture	15	18
Total	408	684
Net Charge-offs	(1,051)	(75)
Provision for Loan Losses	1,418	1,076
Balance at end of period	$6,095	$5,728

The following tables represent how the allowance for loan losses is allocated to a particular loan type as well as the percentage of the category to total loans at December 31, 2014 and December 31, 2013.

Allocation of the Allowance for Loan Losses

	December 31, 2014
	(Dollars in thousands)
	Amount	% of loans in each category to total loans

Commercial Non Real Estate	$713	15.3%
Commercial Real Estate	3,355	57.9
Consumer Real Estate	1,852	24.2
Consumer	175	2.6
Unallocated	-	-
Total	$6,095	100%

	December 31, 2013
	(Dollars in thousands)
	Amount	% of loans in each category to total loans

Commercial Non Real Estate	$582	14.0%
Commercial Real Estate	3,384	57.2
Consumer Real Estate	1,427	25.4
Consumer	173	3.4
Unallocated	162	-
Total	$5,728	100%

The following table represents the Company’s impaired loans at December 31, 2014 and December 31, 2013. This table includes performing troubled debt restructurings.

	December 31,	December 31,
	2014	2013
	(In thousands)
Impaired Loans:
Impaired loans without a valuation allowance	$4,702	$759
Impaired loans with a valuation allowance	4,858	4,071
Total impaired loans	$9,560	$4,830
Allowance for loan losses on impaired loans at period end	968	849
Total nonaccrual loans	6,056	3,181

Past due 90 days or more and still accruing	669	159
Average investment in impaired loans	7,077	4,007

The following table is a summary of interest recognized and cash-basis interest earned on impaired loans for the years ended December 31, 2014 and December 31, 2013:

	2014	2013

Interest income recognized during impairment	129	-
Cash-basis interest income recognized	256	148

The gross interest income that would have been recorded in the period that ended if the nonaccrual loans had been current in accordance with their original terms and had been outstanding throughout the period or since origination, if held for part of the twelve months for the years ended December 31, 2014 and 2013, was $92,000 and $43,000, respectively. The Company had no loan commitments to borrowers in non-accrual status at December 31, 2014 and 2013.

The following tables provide the ending balances in the Company's loans (excluding mortgage loans held for sale) and allowance for loan losses, broken down by portfolio segment as of December 31, 2014 and December 31, 2013. The tables also provide additional detail as to the amount of our loans and allowance that correspond to individual versus collective impairment evaluation. The impairment evaluation corresponds to the Company's systematic methodology for estimating its Allowance for Loan Losses.

December 31, 2014

		Installment	Commercial,
		and	Financial and
	Real Estate	Other	Agriculture	Total
	(In thousands)
Loans
Individually evaluated	$9,282	$38	$240	$9,560
Collectively evaluated	568,952	18,610	107,410	694,972
Total	$578,234	$18,648	$107,650	$704,532

Allowance for Loan Losses
Individually evaluated	$922	$29	$17	$968
Collectively evaluated	4,285	146	696	5,127
Total	$5,207	$175	$713	$6,095

December 31, 2013

		Installment	Commercial,
		And	Financial and
	Real Estate	Other	Agriculture	Total
	(In thousands)
Loans
Individually evaluated	$4,709	$39	$82	$4,830
Collectively evaluated	473,832	19,725	81,236	574,793
Total	$478,541	$19,764	$81,318	$579,623

Allowance for Loan Losses
Individually evaluated	$804	$35	$10	$849
Collectively evaluated	4,007	300	572	4,879
Total	$4,811	$335	$582	$5,728

The following tables provide additional detail of impaired loans broken out according to class as of December 31, 2014 and 2013. The recorded investment included in the following table represents customer balances net of any partial charge-offs recognized on the loans, net of any deferred fees and costs. As nearly all of our impaired loans at December 31, 2014 are on nonaccrual status, recorded investment excludes any insignificant amount of accrued interest receivable on loans 90-days or more past due and still accruing. The unpaid balance represents the recorded balance prior to any partial charge-offs.

December 31, 2014

				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
	(In thousands)
Impaired loans with no related allowance:
Commercial installment	$-	$-	$-	$50	$-
Commercial real estate	4,665	4,665	-	2,654	142
Consumer real estate	27	27	-	179	-
Consumer installment	10	10	-	11	-
Total	$4,702	$4,702	$-	$2,894	$142

Impaired loans with a related allowance:
Commercial installment	$240	$240	$18	$189	$20
Commercial real estate	2,558	2,558	315	2,415	59
Consumer real estate	2,032	2,032	607	1,546	33
Consumer installment	28	28	28	33	2
Total	$4,858	$4,858	$968	$4,183	$114

Total Impaired Loans:
Commercial installment	$240	$240	$18	$239	$20
Commercial real estate	7,223	7,223	315	5,069	201
Consumer real estate	2,059	2,059	607	1,725	33
Consumer installment	38	38	28	44	2
Total Impaired Loans	$9,560	$9,560	$968	$7,077	$256

December 31, 2013

				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
	(In thousands)
Impaired loans with no related allowance:
Commercial installment	$3	$3	$-	$45	$-
Commercial real estate	353	353	-	1,035	8
Consumer real estate	341	399	-	262	9
Consumer installment	4	4	-	5	-
Total	$701	$759	$-	$1,347	$17

Impaired loans with a related allowance:
Commercial installment	$79	$79	$10	$42	$6
Commercial real estate	2,685	2,685	400	2,147	100
Consumer real estate	1,202	1,272	404	1,019	21
Consumer installment	35	35	35	36	4
Total	$4,001	$4,071	$849	$3,244	$131

Total Impaired Loans:
Commercial installment	$82	$82	$10	$87	$6
Commercial real estate	3,038	3,038	400	3,182	108
Consumer real estate	1,543	1,671	404	1,281	30
Consumer installment	39	39	35	41	4
Total Impaired Loans	$4,702	$4,830	$849	$4,591	$148

Loans acquired with deteriorated credit quality are those purchased in the BCB Holding Company, Inc. acquisition (See Note C -Business Combination for further information). These loans were recorded at estimated fair value at the acquisition date with no carryover of the related allowance for loan losses. The acquired loans were segregated as of the acquisition date between those considered to be performing (acquired non-impaired loans) and those with evidence of credit deterioration (acquired impaired loans). Acquired loans are considered impaired if there is evidence of credit deterioration and if it is probable, at acquisition, all contractually required payments will not be collected.

The following table presents information regarding the contractually required payments receivable, cash flows expected to be collected and the estimated fair value of loans acquired in the BCB acquisition as of July 1, 2014, the closing date of the transaction:

	December 31, 2014
	(In thousands)
	Commercial, financial and agricultural	Mortgage- Commercial	Mortgage- Residential	Commercial and other	Total
Contractually required payments	$1,519	$29,648	$7,933	$976	$40,076
Cash flows expected to be collected	1,570	37,869	9,697	1,032	50,168
Fair value of loans acquired	1,513	28,875	7,048	957	38,393

Total outstanding acquired impaired loans were $3,480,190 as of December 31, 2014. The outstanding balance of these loans is the undiscounted sum of all amounts, including amounts deemed principal, interest, fees, penalties, and other under the loans, owed at the reporting date, whether or not currently due and whether or not any such amounts have been charged off.

Changes in the carrying amount and accretable yield for acquired impaired loans were as follows for the year ended December 31, 2014: (in thousands)

	Accretable Yield	Carrying Amount of Loans
Balance at beginning of period	$-	$-
Additions due to BCB acquisition on July 1, 2014	1,603	2,325
Accretion	(186)	186
Payments received, net	-	(448)
Balance at end of period	$1,417	$2,063

The following tables provide additional detail of troubled debt restructurings during the twelve months ended December 31, 2014 and 2013.

	December 31, 2014
	Outstanding Recorded	Outstanding Recorded		Interest
	Investment Pre-Modification	Investment Post-Modification	Number of Loans	Income Recognized
	(in thousands except number of loans)

Commercial installment	$239	$176	1	$15
Commercial real estate	1,345	1,342	7	26
Consumer real estate	94	94	1	1
Consumer installment	-	-	-	-
Total	$1,678	$1,612	9	$42

	December 31, 2013
	Outstanding Recorded	Outstanding Recorded		Interest
	Investment Pre-Modification	Investment Post-Modification	Number of Loans	Income Recognized
	(in thousands except number of loans)

Commercial installment	$-	$-	-	$-
Commercial real estate	858	858	3	53
Consumer real estate	66	65	1	2
Consumer installment	-	-	-	-
Total	$924	$923	4	$55

The TDRs presented above did increase the allowance for loan losses but resulted in -0- charge-offs for the years ended December 31, 2014 and 2013, respectively.

The balance of troubled debt restructurings at December 31, 2014 and 2013, was $6.8 million and 2.2 million, respectively, calculated for regulatory reporting purpose. As of December 31, 2014, the Company had no additional amount committed on any loan classified as troubled debt restructuring.

All loans were performing as agreed with modified terms.

During the twelve month period ending December 31, 2014 and 2013, the terms of 9 and 4 loans, respectively, were modified as TDRs. The modifications included one of the following or a combination of the following: maturity date extensions, interest only payments, amortizations were extended beyond what would be available on similar type loans, and payment waiver. No interest rate concessions were given on these nor were any of these loans written down.

	December 31, 2014
	Current Loans	Past Due 30-89	Past Due 90 days and still accruing	Non-Accrual	Total
Commercial installment	$233,340	$-	$-	$-	$233,340
Commercial real estate	1,684,755	-	-	2,729,170	4,413,925
Consumer real estate	952,162	622,302	-	448,796	2,023,260
Consumer installment	9,983	-	-	103,109	113,092
Total	$2,880,240	$622,302	$-	$3,281,075	$6,783,617
Allowance for loan losses	$120,220	$11,206	$102,657	$-	$234,083

	December 31, 2013
			Past Due 90
	Current	Past Due	days and still
	Loans	30-89	accruing	Non-Accrual	Total

Commercial installment	$72,783	$-	$-	$-	$72,783
Commercial real estate	406,931	-	-	-	406,931
Consumer real estate	1,071,918	58,462	-	422,142	1,552,522
Consumer installment	4,198	35,051	-	135,083	174,332
Total	$1,555,830	$93,513	$-	$557,225	$2,206,568
Allowance for loan losses	$62,084	$43,254	$-	$78,466	$183,804

The following tables summarize by class our loans classified as past due in excess of 30 days or more in addition to those loans classified as non-accrual:

	December 31, 2014
	(In thousands)
		Past Due
	Past Due	90 Days or		Total
	30 to 89	More and		Past Due and	Total
	Days	Still Accruing	Non-Accrual	Non-Accrual	Loans

Real Estate-construction	$428	$-	$2,747	$3,175	$84,935
Real Estate-mortgage	3,208	208	2,164	5,580	256,406
Real Estate-nonfarm nonresidential	3,408	461	1,102	4,971	238,602
Commercial	29	-	5	34	106,109
Consumer	90	-	38	128	18,480
Total	$7,163	$669	$6,056	$13,888	$704,532

	December 31, 2013
	(In thousands)
		Past Due 90
	Past Due	Days or More		Total
	30 to 89	and Still		Past Due and	Total
	Days	Accruing	Non-Accrual	Non-Accrual	Loans

Real Estate-construction	$478	$-	$212	$690	$67,287
Real Estate-mortgage	4,696	143	2,453	7,292	202,343
Real Estate- nonfarm nonresidential	252	-	507	759	212,388
Commercial	12	-	9	21	81,792
Consumer	115	16	-	131	15,813
Total	$5,553	$159	$3,181	$8,893	$579,623

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company uses the following definitions for risk ratings, which are consistent with the definitions used in supervisory guidance:

Special Mention.    Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard.    Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful.    Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.

As of December 31, 2014 and December 31, 2013, and based on the most recent analysis performed, the risk category of loans by class of loans (excluding mortgage loans held for sale) was as follows:

(In thousands)

December 31, 2014

				Commercial,
	Real Estate	Real Estate	Installment and	Financial and
	Commercial	Mortgage	Other	Agriculture	Total
Pass	$388,569	$167,827	$18,558	$107,126	$682,080
Special Mention	4,756	191	-	498	5,445
Substandard	14,727	2,567	90	63	17,447
Doubtful	-	-	-	-	-
Subtotal	408,052	170,585	18,648	107,687	704,972
Less:
Unearned Discount	320	82	-	38	440
Loans, net of unearned discount	$407,732	$170,503	$18,648	$107,649	$704,532

December 31, 2013

				Commercial,
	Real Estate	Real Estate	Installment and	Financial and
	Commercial	Mortgage	Other	Agriculture	Total
Pass	$316,573	$145,787	$19,725	$80,087	$562,172
Special Mention	4,084	32	-	1,033	5,149
Substandard	10,972	1,426	39	225	12,662
Doubtful	-	-	-	-	-
Subtotal	331,629	147,245	19,764	81,345	579,983
Less:
Unearned Discount	236	97	-	27	360
Loans, net of unearned discount	$331,393	$147,148	$19,764	$81,318	$579,623